Taxation (Details) ¥ in Millions, $ in Millions		12 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Taxation [Line Items]
Profits tax percentage		25.00%	25.00%	25.00%
Profits tax rate (in Dollars) | $	$ 2
Effective income tax assessable profits	8.25%
Income tax rate percentage		25.00%
Corporate income tax rate		20.00%
Taxable income (in Yuan Renminbi)		¥ 3.0		¥ 1.0
Income tax percentage		1.00%	3.40%	65.20%
Maximum [Member]
Taxation [Line Items]
Corporate income tax				25.00%
Minimum [Member]
Taxation [Line Items]
Corporate income tax				20.00%
State Administration of Taxation Announced [Member]
Taxation [Line Items]
Taxable income (in Yuan Renminbi)				¥ 3.0
Taxable income amount (in Yuan Renminbi)				¥ 1.0
State Administration of Taxation Announced [Member] | Maximum [Member]
Taxation [Line Items]
Corporate income tax rate				12.50%
State Administration of Taxation Announced [Member] | Minimum [Member]
Taxation [Line Items]
Corporate income tax rate				20.00%
Small and Low-Profit Enterprises [Member]
Taxation [Line Items]
Corporate income tax rate		25.00%
PRC [Member]
Taxation [Line Items]
Income tax percentage		25.00%
PRC [Member]
Taxation [Line Items]
Total net operating losses (in Yuan Renminbi)		¥ 119.2	¥ 66.3
Hong Kong [Member]
Taxation [Line Items]
Total net operating losses (in Yuan Renminbi)		¥ 5.5
Hong Kong [Member]
Taxation [Line Items]
Profits tax percentage		16.50%